30) Deposits from banks (Tables)	12 Months Ended
Dec. 31, 2020
Deposits From Banks Tables Abstract
Composition by nature

Composition by nature

	R$ thousand
	On December 31
	2020	2019
Demand deposits	1,593,170	1,606,079
Interbank deposits	797,216	369,982
Securities sold under agreements to repurchase	217,108,353	174,100,023
Borrowings	23,966,470	29,272,183
Onlending	23,814,958	22,471,344
Total	267,280,167	227,819,611